Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 618,000
Previously Paid Amount	0.00
Total Fee Amount	94.62
Total Offset Amount	0.00
Net Fee	94.62
Narrative - Max Aggregate Offering Price	$ 618,000
Final Prospectus	true